Transfer of Financial Assets - Fair Value of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Transfers and Servicing [Abstract]
Beginning balance	¥ 101,375	¥ 83,732
Ending balance	¥ 122,641	¥ 101,375